PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Depreciation expense		$ 2,900	$ 2,900	$ 2,000
Impairment loss		$ 1,104	$ 4,463	1,376
Northern Gateway Project
PROPERTY, PLANT AND EQUIPMENT
Impairment loss	$ 373
Impairment loss, after-tax	$ 272
Sandpiper Project
PROPERTY, PLANT AND EQUIPMENT
Impairment loss				992
Impairment loss, after-tax				81
Land | Sandpiper Project
PROPERTY, PLANT AND EQUIPMENT
Estimated fair value				3
Non-core trucking assets and related facilities | EEP
PROPERTY, PLANT AND EQUIPMENT
Impairment charges				$ 11